Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Accrued Charter Revenue, Net	$ (19,000)		$ (19,338)
Accrued Charter Revenue, Current	5,975		5,576
Accrued Charter Revenue, Noncurrent	3,999		3,672
Accrued Charter Revenue Liability	(28,974)		$ (28,586)
Amortization of Time Charter Assumed, Liability	$ 6,545	$ 64